Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Taxes [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
Foreign operating loss carryforward	$ 384
Operating loss carryforward valuation allowance	110
Accumulated undistributed earnings of subsidiaries	18,163
Deferred tax liability not recognized from undistributed earnings	3,071
Significant unrecognized tax benefits	$ 0	$ 0